Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	000-55191
Entity Registrant Name	BRAZIL MINERALS, INC.
Entity Central Index Key	0001540684
Entity Tax Identification Number	39-2078861
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rua Vereador João Alves Praes nº 95-A
Entity Address, City or Town	Olhos D’Água, MG
Entity Address, Country	BR
Entity Address, Postal Zip Code	39398-000
City Area Code	(833)
Local Phone Number	661-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable